Tax - Tax Paid - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax reconciliation [line items]
Total tax paid (net of refunds) in respect of operating activities	$ 307	$ 309	$ 243
Income tax paid, threshold	$ 5